3. EQUIPMENT	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
EQUIPMENT

At March 31, 2016 and March 31, 2015, property and equipment, net, is as follows:

	As of March 31, 2016 (Unaudited)	As of December 31, 2015
Automobile	$41,805	$41,805
Laboratory Equipment	36,822	36,822
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(23,174)	(18,989)
Total Property and Equipment, net	$61,919	$66,104

Depreciation expense for the three months ended March 31, 2016 and 2015 was $4,185 and $2,632, respectively.

At December 31, 2015 and December 31, 2014 equipment is as follows:

	As of December 31, 2015	As of December 31, 2014
Automobile	$41,805	$41,805
Laboratory Equipment	36,822	—
Office Equipment	6,466	5,560
Less: Accumulated Depreciation	(18,989)	(4,174)
Total Property and Equipment	$66,104	$43,191

Depreciation and amortization expense for the years ended December 31, 2015 and 2014 was $15,419 and $7,159, respectively.

On November 10, 2014, the Company sold to the officer of the Company a used automobile for the price of $14,504. The Company recorded a gain on the sale of the asset of $8,956 as donated capital due to the transaction being with a related party.